Debt	3 Months Ended
Mar. 31, 2014
Debt Disclosure [Abstract]
Debt
Debt

On February 20, 2013, the Company amended and restated two outstanding notes to ACP Re Ltd. whereby these notes were consolidated into a single promissory note in the amount of $18,700. This note bears interest at a rate of 3.0% per annum. The outstanding principal and interest is due on January 1, 2017. Interest expense on this note for the three months ended March 31, 2014 and 2013 was $140 and $140, respectively.
As part of the Company’s acquisition of Reliant Financial Group, LLC, the Company has an outstanding promissory note as of March 31, 2014 of $600 payable to Access Plans, Inc. (“VelaPoint Note #1”). The original note was issued on February 22, 2012 in the amount of $1,500 and any outstanding balance bears interest at a rate of 5.0% per annum. Three payments of $400, $500 and $600 shall be due and payable thirty days after the anniversary date beginning in 2013. Interest expense on this note for the three months ended March 31, 2014 and 2013 was $13 and $18, respectively.
Also as part of the Company’s acquisition of Reliant Financial Group, LLC, the Company entered into an agreement with the seller to pay $875 for his 50% ownership interest (“VelaPoint Note #2”). At the closing date, the Company paid $175 and entered into an agreement to pay the remaining $700 to the seller upon a Trigger Event or on February 16, 2015. The Trigger Event means the earlier of a) the closing of a merger or consolidation of the Company, b) the closing of a merger or consolidation of Reliant Financial Group with American Health Care Plan, Inc., c) the closing of a public offering. The outstanding principal amount of $700 on the VelaPoint #2 Note was repaid in the first quarter of 2014 in connection with the listing of the Company's common stock. The imputed interest associated with this note for the three months ended March 31, 2014 and 2013 was $15 and $15, respectively.
Upon the completion of Company’s purchase of VelaPoint, the Company entered into a note agreement of $184 with HealthCompare Insurance Services, Inc. (“VelaPoint Note #3”). This note was to mature on July 1, 2014. The outstanding principal amount on the VelaPoint Note #3 of $92 as of December 31, 2013 was repaid in the first quarter of 2014. The imputed interest associated with this note for the three months ended March 31, 2014 and 2013 was $0 and $1, respectively.
During the first quarter of 2013, the Company entered into a credit agreement to establish a secured $90,000 line of credit with JPMorgan Chase, N.A. Interest payments are required to be paid monthly on any unpaid principal and bear interest at a rate of LIBOR plus 250 basis points. The credit agreement has a maturity date of February 20, 2016. As of March 31, 2014, there was an outstanding balance on the line of credit of $59,200, which reduced the availability on the line of credit to $30,800 as of March 31, 2014.

Maturities of the Company's debt for the five years subsequent to March 31, 2014 are as follows:

December 31,	2014	2015	2016	2017	2018	Total
Line of credit	$—	$—	$59,200	$—	$—	$59,200
Promissory notes - ACP Re Ltd.	—	—	—	20,068	—	20,068
VelaPoint Note #1	—	606	—	—	—	606
	$—	$606	$59,200	$20,068	$—	$79,874

As of March 31, 2014 and December 31, 2013, the Company had outstanding letters of credit of approximately $13,800 and $0, respectively.